Loans (Schedule Of Troubled Debt Restructurings Within The Previous 12 Months) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) number	Dec. 31, 2015 USD ($) number
General C I [Member]
Financing Receivable, Modifications [Line Items]
Number | number	1	0
Recorded Investment | $	$ 77	$ 0
Residential C R E [Member]
Financing Receivable, Modifications [Line Items]
Number | number	0	1
Recorded Investment | $	$ 0	$ 896
Home Equity [Member]
Financing Receivable, Modifications [Line Items]
Number | number	3	7
Recorded Investment | $	$ 154	$ 308
R E Installment Loans [Member]
Financing Receivable, Modifications [Line Items]
Number | number	3	5
Recorded Investment | $	$ 1,560	$ 185
Commercial Financial And Industrial Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number | number	1	0
Recorded Investment | $	$ 77	$ 0
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number | number	0	1
Recorded Investment | $	$ 0	$ 896
Consumer Real Estate Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number | number	6	12
Recorded Investment | $	$ 1,714	$ 493
Credit Card And Other Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number | number	0	5
Recorded Investment | $	$ 0	$ 12
Troubled Debt Restructurings That Subsequently Defaulted [Member]
Financing Receivable, Modifications [Line Items]
Number | number	7	18
Recorded Investment | $	$ 1,791	$ 1,401